Subsequent Events (Detail) - USD ($)		5 Months Ended
	May 06, 2021	Dec. 31, 2020	Sep. 30, 2021
LIVE OAK ACQUISITION CORP. I I [Member]
Subsequent Event [Line Items]
Subsequent event description		(a) irrevocably agree to accept the offer in respect of their Navitas Ireland shares made pursuant to the Tender Offer and (b) irrevocably agree to vote their Navitas Delaware shares in favor of the Business Combination Agreement, the Merger and the other Proposed Transactions.
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Common Class A [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Shareholder Support Agreement [Member] | Subsequent Event [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Subsequent Event [Line Items]
Subsequent event date		May 06, 2021
Percentage of voting interests aquired	50.00%
Lockup Agreements [Member] | Subsequent Event [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Subsequent Event [Line Items]
Percentage of common shares outstanding	75.00%
Lockup Agreements [Member] | Lockup Period Upto One Year [Member] | Subsequent Event [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Subsequent Event [Line Items]
Percentage of common shares outstanding	59.00%
Lockup Agreements [Member] | Lockup Period Upto Three Year [Member] | Subsequent Event [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Subsequent Event [Line Items]
Percentage of common shares outstanding	13.00%
Lockup Agreements [Member] | Lockup Period Upto Six Months [Member] | Subsequent Event [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Subsequent Event [Line Items]
Percentage of common shares outstanding	3.00%
Sponsor Letter Amendment [Member] | Common Class A [Member] | Subsequent Event [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Subsequent Event [Line Items]
Percentage of common shares outstanding	20.00%
Subscription Agreements [Member] | Common Class A [Member] | Subsequent Event [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Subsequent Event [Line Items]
Common stock shares subscribed	14,500,000
Common stock, par value	$ 10.00
Common stock subsciptions value	$ 145,000,000